Intangible Assets	6 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

As of December 31, 2023 and June 30, 2023, intangible assets consisted of the following:

	As of December 31,	As of June 30,
	2023	2023
Copyright licenses	$2,005,550	$1,963,676
SaaS	140,847	137,906
	2,146,397	2,101,582
Less: accumulated amortization	(945,033)	(918,405)
Less: impairment for production copyright	(1,086,339)	(1,063,658)
	$115,025	$119,519

Acquired intangible assets are recognized based on their cost to the Company, which generally includes the transaction costs of the asset acquisition. These assets are amortized over their useful lives if the assets are deemed to have a finite life and they are reviewed for impairment by testing for recoverability whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. The fair value of an intangible asset is the amount that would be determined if the entity used the assumptions that market participants would use if they were pricing the intangible asset. The useful life of the Company’s intangible assets is 10 years, which is determined by using the time period that an intangible is estimated to contribute directly or indirectly to the Company’s future cash flows.

Currently the MOVE IT project organized by the PRC operating entities, the first street dance stage play in China, is losing money; the carrying value of the amortizable intangible asset could not be recovered due to the poor financial performance, including declining customer numbers. The Company recognized a $1.0 million impairment loss for the production copyright.

For the six months ended December 31, 2023 and 2022, amortization expenses amounted to $6,911 and $146,055, respectively.

The following is a schedule, by fiscal year, of the amortization amount of intangible assets as of December 31, 2023:

By December 31, 2024	$14,085
By December 31, 2025	14,085
By December 31, 2026	14,085
By December 31, 2027	14,085
By December 31, 2028	14,085
Thereafter	44,600
Total	$115,025